Consolidated balance sheet - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible assets
Goodwill	kr 30,159	kr 5,517	kr 7,598
Other intangible assets	19,604	4,044	5,772
Total intangible assets	49,763	9,561	13,370
Tangible assets
Machinery and technical plant	8,102	6,458	11,192
Other tangible assets	1,090	2,234	3,137
Total tangible assets	9,192	8,692	14,329
Financial assets
Shares in joint ventures and associated companies	13	16	9
Other financial assets	1,015	778	1,551
Total financial assets	1,028	794	1,560
Capitalized contract costs	373	380	617
Deferred tax assets	368	1,911	1,766
TOTAL NON-CURRENT ASSETS	60,724	21,338	31,642
CURRENT ASSETS
Inventories	669	689	668
Current receivables
Accounts receivable	2,509	2,224	2,784
Other current receivables	2,413	2,941	3,746
Prepaid expenses and accrued income	1,903	1,561	2,024
Total current receivables	6,825	6,726	8,554
Current investments	2	3	21
Cash and cash equivalents	404	802	257
TOTAL CURRENT ASSETS	7,900	8,220	9,500
ASSETS CLASSIFIED AS HELD FOR SALE	14,020	10,166
TOTAL ASSETS	82,644	39,724	41,142
Attributable to equity holders of the parent company
Share capital	863	634	634
Other paid-in capital	27,378	7,841	7,836
Reserves	2,518	2,019	1,124
Retained earnings	5,575	6,752	9,179
Total attributable to equity holders of the parent company	36,334	17,246	18,773
Non-controlling interest	28	(114)	(300)
TOTAL EQUITY	36,362	17,132	18,473
Interest-bearing
Liabilities to financial institutions and similar liabilities	21,663	10,007	7,503
Provisions	1,471	983	1,176
Other interest-bearing liabilities	104	575	275
Total interest-bearing liabilities	23,238	11,565	8,954
Non-interest-bearing
Deferred tax liability	4,203	998	913
Other non-interest-bearing liabilities	3
Total non-interest-bearing liabilities	4,206	998	913
TOTAL NON-CURRENT LIABILITIES	27,444	12,563	9,867
Interest-bearing
Liabilities to financial institutions and similar liabilities	6,406	539	2,946
Provisions	224	97	134
Other interest-bearing liabilities	133	184	308
Total interest-bearing liabilities	6,763	820	3,388
Non-interest-bearing
Accounts payable	3,004	1,937	3,202
Current tax liabilities	347	344	280
Other current liabilities	689	1,405	1,172
Accrued expenses and deferred income	4,048	3,388	4,760
Total non-interest-bearing liabilities	8,088	7,074	9,414
TOTAL CURRENT LIABILITIES	14,851	7,894	12,802
LIABILITIES DIRECTLY ASSOCIATED WITH ASSETS CLASSIFIED AS HELD FOR SALE	3,987	2,135
TOTAL EQUITY AND LIABILITIES	kr 82,644	kr 39,724	kr 41,142